Provisions for Sundry Creditors - Summary of Allowance Account for Plugging of Wells, Trials in Progress and Environmental Costs (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance account for plugging of wells
Balance at the beginning of the year	$ 70,144,756	$ 77,125,513	$ 80,849,900
(Decrease) Increase capitalized in fixed assets	(3,573,843)	(13,834,388)	(12,816,336)
Unwinding of discount against income	4,647,200	4,454,106	4,555,692
Unrealized foreign exchange loss (gains)	(3,984,400)	2,454,810	4,766,921
Amount used	(534,325)	(55,285)	(230,664)
Balance at the end of the year	66,699,388	70,144,756	77,125,513
Allowance account for trials in progress
Balance at the beginning of the year	11,114,006	8,321,816	8,075,031
Additions against expenses	3,137,470	4,818,298	972,692
Provision cancellation	(3,704,499)	(2,025,221)	(724,026)
Amount used	(13,840)	(887)	(1,881)
Balance at the end of the year	10,533,137	11,114,006	8,321,816
Allowance costs for environmental costs
Balance at the beginning of the year	11,138,904	9,178,555	9,086,977
Additions against expenses	1,711,108	2,424,037	1,669,063
Cancellation against expenses	(856,047)	(407,671)	(1,574,810)
Amount used	(79,805)	(56,017)	(2,675)
Balance at the end of the year	$ 11,914,160	$ 11,138,904	$ 9,178,555